Revenue Recognition - Schedule of Opening and Closing Balances of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Closing balance	$ 24,076	$ 19,431
Change	$ 4,645